UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Balanced Fund

July 31, 2009

1.804837.105

GBL-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.8%
	Shares	Value
Australia - 2.8%
AMP Ltd.	165,715	$ 778,862
ASX Ltd.	22,866	718,636
BHP Billiton Ltd.	52,834	1,667,025
Billabong International Ltd.	39,337	302,657
BlueScope Steel Ltd.	86,777	244,566
Coca-Cola Amatil Ltd.	9,336	72,846
Commonwealth Bank of Australia	26,971	965,390
Computershare Ltd.	89,690	737,326
Harvey Norman Holdings Ltd.	133,472	366,122
Lion Nathan Ltd.	29,132	285,292
Macquarie Group Ltd.	25,990	956,794
National Australia Bank Ltd.	16,014	325,840
Newcrest Mining Ltd.	15,000	376,335
QBE Insurance Group Ltd.	44,833	731,130
Rio Tinto Ltd.	7,300	368,741
Wesfarmers Ltd.	40,490	875,327
Woolworths Ltd.	27,612	629,255
WorleyParsons Ltd.	4,921	106,219
TOTAL AUSTRALIA		10,508,363
Belgium - 0.3%
Anheuser-Busch InBev SA NV	15,516	617,317
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	40
Fortis (a)	40,300	156,805
Gimv NV	1,900	95,185
Umicore SA	9,900	258,495
TOTAL BELGIUM		1,127,842
Bermuda - 0.1%
Bunge Ltd.	1,000	69,970
Seadrill Ltd.	7,800	125,167
Signet Jewelers Ltd. (United Kingdom)	14,200	316,477
TOTAL BERMUDA		511,614
Brazil - 0.2%
Banco do Brasil SA	6,000	75,949
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	8,600	289,820
sponsored ADR	9,000	371,160
Redecard SA	2,000	29,764
TOTAL BRAZIL		766,693
Common Stocks - continued
	Shares	Value
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	$ 87,980
Agrium, Inc.	1,100	50,551
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,100	112,166
ARC Energy Trust unit	1,000	16,253
Astral Media, Inc. Class A (non-vtg.)	400	10,897
Bank of Montreal	3,300	165,467
Bank of Nova Scotia	6,500	277,050
Barrick Gold Corp.	7,900	275,860
BCE, Inc.	7,200	165,272
Bombardier, Inc. Class B (sub. vtg.)	6,000	21,274
Brookfield Asset Management, Inc. Class A	6,000	126,031
Cameco Corp.	3,000	82,424
Canadian Imperial Bank of Commerce	4,100	252,352
Canadian National Railway Co.	6,200	301,497
Canadian Natural Resources Ltd.	5,900	354,652
Canadian Oil Sands Trust	3,500	88,105
Canadian Pacific Railway Ltd.	4,400	195,628
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	50,958
CGI Group, Inc. Class A (sub. vtg.) (a)	7,100	72,163
CI Financial Corp.	1,500	29,378
Corus Entertainment, Inc. Class B (non-vtg.)	400	5,476
Crescent Point Energy Corp.	3,300	107,208
Eldorado Gold Corp. (a)	3,800	38,199
Emera, Inc.	2,300	44,299
Enbridge, Inc.	4,000	154,787
EnCana Corp.	6,500	348,605
Finning International, Inc.	1,600	24,712
First Quantum Minerals Ltd.	2,200	146,517
George Weston Ltd.	700	38,146
Goldcorp, Inc.	8,600	326,726
Husky Energy, Inc.	3,000	88,272
IGM Financial, Inc.	2,300	96,048
Imperial Oil Ltd.	3,400	136,177
Intact Financial Corp.	2,800	91,822
Keyera Facilities Income Fund	5,400	95,434
Kinross Gold Corp.	8,400	165,684
Loblaw Companies Ltd.	1,200	38,093
Magna International, Inc. Class A (sub. vtg.)	2,800	141,644
Manulife Financial Corp.	17,100	415,219
Methanex Corp.	2,200	36,655
Metro, Inc. Class A (sub. vtg.)	1,000	31,327
National Bank of Canada	1,400	75,513
Common Stocks - continued
	Shares	Value
Canada - continued
Nexen, Inc.	6,200	$ 128,506
Niko Resources Ltd.	600	42,270
Open Text Corp. (a)	200	7,580
Petro-Canada	4,900	202,349
Petrobank Energy & Resources Ltd. (a)	6,800	206,900
Potash Corp. of Saskatchewan, Inc.	2,500	232,886
Power Corp. of Canada (sub. vtg.)	4,700	131,924
Power Financial Corp.	1,500	43,510
Research In Motion Ltd. (a)	7,300	554,800
RioCan (REIT)	4,100	59,063
Ritchie Brothers Auctioneers, Inc.	1,500	36,000
Rogers Communications, Inc. Class B (non-vtg.)	7,200	200,024
RONA, Inc. (a)	2,200	28,037
Royal Bank of Canada	14,900	709,214
Shaw Communications, Inc. Class B	3,900	68,454
Shoppers Drug Mart Corp.	1,300	54,312
SNC-Lavalin Group, Inc.	1,400	59,075
Sun Life Financial, Inc.	3,800	129,871
Suncor Energy, Inc.	15,600	504,482
Talisman Energy, Inc.	10,400	160,728
Teck Resources Ltd. Class B (sub. vtg.)	10,200	268,409
TELUS Corp.	1,300	37,527
Thomson Reuters Corp.	1,800	58,126
Toronto-Dominion Bank	9,500	556,500
TransCanada Corp.	5,500	156,421
Yamana Gold, Inc.	6,000	57,196
TOTAL CANADA		10,076,685
Cayman Islands - 0.1%
China Dongxiang Group Co. Ltd.	370,000	281,205
Ctrip.com International Ltd. sponsored ADR	4,000	205,000
TOTAL CAYMAN ISLANDS		486,205
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	91,250
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	800	278,512
BYD Co. Ltd. (H Shares) (a)	46,500	257,705
NetEase.com, Inc. sponsored ADR (a)	6,000	264,360
Tencent Holdings Ltd.	63,800	861,111
TOTAL CHINA		1,661,688
Common Stocks - continued
	Shares	Value
Denmark - 0.4%
Carlsberg AS Series B	1,800	$ 124,883
Danske Bank AS (a)	17,969	374,003
Genmab AS (a)	5,000	200,004
Novo Nordisk AS:
Series B	8,600	506,134
Series B sponsored ADR	2,400	140,136
TOTAL DENMARK		1,345,160
Finland - 0.2%
Nokia Corp.	19,145	257,424
Nokia Corp. sponsored ADR	13,100	174,754
Nokian Tyres PLC	7,768	164,077
TOTAL FINLAND		596,255
France - 2.0%
Accor SA	2,951	125,967
AXA SA	20,000	422,153
BNP Paribas SA	12,035	877,370
Bouygues SA	7,100	302,415
Danone	10,683	573,181
Essilor International SA	5,700	316,021
GDF Suez	8,330	318,238
L'Oreal SA	4,300	372,679
PPR SA	4,700	523,769
Renault SA (a)	6,800	289,976
Sanofi-Aventis	11,100	726,218
Schneider Electric SA	4,800	436,058
Societe Generale Series A	4,773	306,462
Technip SA	2,600	157,194
Television Francaise 1 SA	11,200	173,516
Total SA sponsored ADR	20,600	1,146,390
Unibail-Rodamco	1,500	262,103
Vallourec SA	1,080	142,075
TOTAL FRANCE		7,471,785
Germany - 1.4%
Bayerische Motoren Werke AG (BMW)	10,900	503,807
Deutsche Bank AG	3,159	205,016
Deutsche Bank AG (NY Shares)	9,500	616,550
Deutsche Boerse AG	5,300	419,993
Deutsche Post AG	9,800	155,109
Deutsche Telekom AG (Reg.)	41,165	526,498
E.ON AG	22,300	844,158
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	3,100	$ 142,357
MAN AG	2,500	172,812
Munich Re Group (Reg.)	3,300	498,976
Salzgitter AG	1,000	101,407
SAP AG	8,900	420,521
Siemens AG (Reg.)	9,800	778,892
TOTAL GERMANY		5,386,096
Hong Kong - 1.1%
BOC Hong Kong Holdings Ltd.	165,000	351,723
China Unicom (Hong Kong) Ltd. sponsored ADR	15,700	225,766
Esprit Holdings Ltd.	132,000	953,825
Hong Kong Exchange & Clearing Ltd.	24,500	462,190
Li & Fung Ltd.	152,000	448,164
Sun Hung Kai Properties Ltd.	37,000	562,888
Swire Pacific Ltd. (A Shares)	65,500	735,727
Techtronic Industries Co. Ltd.	236,000	195,808
TOTAL HONG KONG		3,936,091
Ireland - 0.9%
Allied Irish Banks PLC	5,700	14,191
Covidien PLC	40,000	1,512,400
CRH PLC	16,830	401,782
Ingersoll-Rand Co. Ltd.	47,600	1,374,688
Ryanair Holdings PLC sponsored ADR (a)	3,900	110,409
TOTAL IRELAND		3,413,470
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,000	373,380
Italy - 0.4%
ENI SpA sponsored ADR	10,500	489,090
Fiat SpA (a)	34,600	383,660
Intesa Sanpaolo SpA	165,500	616,234
UniCredit SpA	61,366	179,734
TOTAL ITALY		1,668,718
Japan - 7.6%
Aisin Seiki Co. Ltd.	18,600	478,713
Ajinomoto Co., Inc.	47,000	451,073
Aoyama Trading Co. Ltd.	18,400	311,172
Astellas Pharma, Inc.	12,600	480,774
Bridgestone Corp.	16,200	281,501
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	27,900	$ 1,034,297
Capcom Co. Ltd.	3,500	70,880
Citizen Holdings Co. Ltd.	29,100	158,095
Daicel Chemical Industries Ltd.	68,000	433,400
Dainippon Screen Manufacturing Co. Ltd. (a)	129,000	469,041
Daiwa House Industry Co. Ltd.	94,000	972,688
Denso Corp.	17,300	511,082
eAccess Ltd.	352	273,459
East Japan Railway Co.	7,900	453,409
Fuji Machine Manufacturing Co. Ltd.	8,100	100,597
Hitachi Transport System Ltd.	15,800	200,569
Honda Motor Co. Ltd.	6,600	211,098
Inpex Corp.	12	91,830
JSR Corp.	15,100	272,282
JTEKT Corp.	25,000	283,004
Kappa Create Co. Ltd.	4,600	108,181
Kobayashi Pharmaceutical Co. Ltd.	10,100	389,652
Kubota Corp.	32,000	288,172
Kuraray Co. Ltd.	52,000	589,747
Matsumotokiyoshi Holdings Co. Ltd.	5,500	123,824
Megachips Corp.	3,900	91,100
Meiji Holdings Co. Ltd. (a)	74	2,988
Mitsubishi Gas Chemical Co., Inc.	76,000	468,323
Mitsubishi UFJ Financial Group, Inc.	140,200	856,362
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,040	277,095
Mitsui & Co. Ltd.	52,000	652,405
Mitsui O.S.K. Lines Ltd.	18,000	109,777
Mitsui Sumitomo Insurance Group Holdings, Inc.	28,000	719,163
Mizuho Trust & Banking Co. Ltd. (a)	74,000	95,423
Nichicon Corp.	8,100	122,857
Nippon Building Fund, Inc.	25	224,606
Nippon Electric Glass Co. Ltd.	67,000	777,571
Nippon Sheet Glass Co. Ltd.	56,000	167,509
Nippon Steel Corp.	145,000	580,858
Nippon Telegraph & Telephone Corp.	12,500	516,079
Nippon Television Network Corp.	5,530	718,356
Nissan Motor Co. Ltd.	144,000	1,045,024
Nissin Food Holdings Co. Ltd.	4,700	150,026
Nomura Holdings, Inc.	43,000	376,806
Nomura Real Estate Office Fund, Inc.	30	197,231
NSK Ltd.	53,000	287,380
NTT DoCoMo, Inc.	528	762,646
Common Stocks - continued
	Shares	Value
Japan - continued
Okinawa Cellular Telephone Co.	97	$ 165,785
ORIX Corp.	5,260	333,024
Osaka Securities Exchange Co. Ltd.	67	300,972
Park24 Co. Ltd.	17,400	145,659
Rakuten, Inc.	739	474,910
Ricoh Co. Ltd.	14,000	183,786
ROHM Co. Ltd.	2,200	163,704
Sankyo Co. Ltd. (Gunma)	2,800	166,917
Sega Sammy Holdings, Inc.	23,200	306,031
Seven & i Holdings Co., Ltd.	7,600	178,332
Shinko Electric Industries Co.Ltd.	35,900	566,523
Shionogi & Co. Ltd.	20,000	414,121
SKY Perfect JSAT Holdings, Inc.	576	216,129
SMC Corp.	2,600	293,500
Sony Corp.	26,300	733,178
Stanley Electric Co. Ltd.	23,500	487,834
Sumitomo Corp.	87,100	862,622
Sumitomo Electric Industries Ltd.	39,600	493,483
Sumitomo Metal Industries Ltd.	46,000	114,745
Sumitomo Mitsui Financial Group, Inc.	21,500	920,357
Sumitomo Trust & Banking Co. Ltd.	40,000	219,004
Taiyo Nippon Sanso Corp.	23,000	221,224
Taiyo Yuden Co. Ltd.	35,000	479,072
THK Co. Ltd.	10,300	169,181
Toda Corp.	68,000	259,465
Tokai Carbon Co. Ltd.	21,000	112,536
Tokuyama Corp.	49,000	370,828
Tokyo Ohka Kogyo Co. Ltd.	10,800	231,159
Toshiba Corp.	40,000	177,571
Toyo Engineering Corp.	37,000	115,759
Toyota Motor Corp.	13,900	583,522
TOTAL JAPAN		28,699,058
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	8,900	320,289
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	17,000	731,170
Netherlands - 0.5%
Akzo Nobel NV	5,500	301,758
ASML Holding NV:
(Netherlands)	8,400	219,343
(NY Shares)	9,000	234,090
Common Stocks - continued
	Shares	Value
Netherlands - continued
James Hardie Industries NV unit	96,422	$ 418,510
Koninklijke Ahold NV	7,142	81,219
Koninklijke KPN NV	27,664	415,769
Koninklijke Philips Electronics NV	9,500	216,259
QIAGEN NV (a)	6,000	113,760
TOTAL NETHERLANDS		2,000,708
Netherlands Antilles - 0.4%
Schlumberger Ltd.	24,600	1,316,100
Norway - 0.2%
DnB Nor ASA (a)	39,200	340,989
Pronova BioPharma ASA (a)	16,900	52,641
Telenor ASA (a)	21,400	197,320
TOTAL NORWAY		590,950
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	72,428	167,783
Oil Search Ltd.	114,259	538,929
TOTAL PAPUA NEW GUINEA		706,712
Singapore - 0.7%
CapitaCommercial Trust (REIT)	620,000	368,330
CapitaLand Ltd.	205,500	545,449
Keppel Corp. Ltd.	46,000	268,163
Olam International Ltd.	114,000	201,195
Raffles Education Corp. Ltd.	682,000	308,018
Singapore Exchange Ltd.	19,000	115,120
United Overseas Bank Ltd.	67,000	823,068
TOTAL SINGAPORE		2,629,343
South Africa - 0.1%
MTN Group Ltd.	18,100	298,557
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	32,960	539,599
Banco Santander SA	64,006	926,841
Iberdrola SA	61,400	526,812
Inditex SA	5,900	317,355
Telefonica SA sponsored ADR	18,100	1,350,984
TOTAL SPAIN		3,661,591
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	9,457	562,141
Common Stocks - continued
	Shares	Value
Sweden - continued
Lundin Petroleum AB (a)	21,800	$ 193,015
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	137,810
TOTAL SWEDEN		892,966
Switzerland - 2.1%
Actelion Ltd. (Reg.) (a)	5,012	276,477
Credit Suisse Group (Reg.)	15,357	725,708
Nestle SA (Reg.)	39,136	1,610,631
Nobel Biocare Holding AG (Switzerland)	7,585	180,141
Noble Corp.	33,000	1,117,380
Novartis AG (Reg.)	9,750	445,473
Roche Holding AG (participation certificate)	6,772	1,067,779
Schindler Holding AG (participation certificate)	3,211	207,326
Sonova Holding AG	2,705	238,569
UBS AG:
(For. Reg.) (a)	18,352	268,665
(NY Shares) (a)	2,545	37,513
Weatherford International Ltd. (a)	66,000	1,238,160
Zurich Financial Services AG (Reg.)	2,474	486,165
TOTAL SWITZERLAND		7,899,987
United Kingdom - 4.7%
Aberdeen Asset Management PLC	90,900	189,074
Aegis Group PLC	52,681	72,612
Anglo American PLC (United Kingdom)	19,100	615,870
AstraZeneca PLC (United Kingdom)	14,800	689,460
Barclays PLC	141,500	719,347
Barclays PLC Sponsored ADR	8,000	164,320
Barratt Developments PLC (a)	18,600	61,684
Bellway PLC	20,700	254,189
BG Group PLC	51,400	857,881
Bovis Homes Group PLC	30,200	233,103
BP PLC	64,000	530,811
BP PLC sponsored ADR	11,000	550,440
British American Tobacco PLC sponsored ADR	3,000	186,570
British Land Co. PLC	37,400	271,806
British Sky Broadcasting Group PLC (BSkyB)	23,900	218,016
Burberry Group PLC	38,300	294,344
Cairn Energy PLC (a)	5,500	220,165
Capita Group PLC	15,900	177,316
Carphone Warehouse Group PLC	67,200	201,527
Debenhams PLC	90,715	134,507
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC (a)	15,200	$ 76,755
Experian PLC	50,400	415,964
HSBC Holdings PLC sponsored ADR	32,922	1,669,145
Icap PLC	19,700	149,424
Imperial Tobacco Group PLC	15,200	434,502
InterContinental Hotel Group PLC	18,800	213,268
ITV PLC	332,600	223,659
Kesa Electricals PLC	110,000	239,370
Mothercare PLC	22,600	200,116
NEXT PLC	6,200	176,610
Persimmon PLC	51,200	385,143
Prudential PLC	64,800	485,282
Reckitt Benckiser Group PLC	11,071	531,954
Redrow PLC (a)	62,800	200,922
Rio Tinto PLC (Reg.)	26,098	1,087,090
Royal Dutch Shell PLC Class A (United Kingdom)	38,000	998,009
Segro PLC	31,990	147,510
Standard Chartered PLC (United Kingdom)	33,059	784,842
Taylor Wimpey PLC	265,173	172,780
The Game Group PLC	51,100	125,498
Tomkins PLC	73,700	217,941
Vodafone Group PLC	289,000	594,272
Vodafone Group PLC sponsored ADR	25,700	528,906
Wolseley PLC (a)	17,916	400,793
Xstrata PLC	39,900	538,754
TOTAL UNITED KINGDOM		17,641,551
United States of America - 24.7%
3M Co.	6,000	423,120
Adobe Systems, Inc. (a)	2,000	64,840
Agilent Technologies, Inc.	15,000	348,300
Albemarle Corp.	5,000	148,550
Allergan, Inc.	1,900	101,517
Alpha Natural Resources, Inc. (a)	8,000	266,480
Amazon.com, Inc. (a)	10,100	866,176
American Express Co.	43,000	1,218,190
Amgen, Inc. (a)	14,000	872,340
Apple, Inc. (a)	22,500	3,676,275
Applied Micro Circuits Corp. (a)	9,390	81,224
Ardea Biosciences, Inc. (a)	5,800	112,984
Ashland, Inc.	5,000	165,700
Autoliv, Inc.	15,100	540,731
Common Stocks - continued
	Shares	Value
United States of America - continued
Avnet, Inc. (a)	8,400	$ 204,960
Avon Products, Inc.	25,000	809,500
Ball Corp.	7,000	338,520
BioCryst Pharmaceuticals, Inc. (a)	8,000	73,600
Biogen Idec, Inc. (a)	1,800	85,590
BMC Software, Inc. (a)	3,044	103,587
BorgWarner, Inc.	33,600	1,115,184
C.H. Robinson Worldwide, Inc.	16,000	872,480
Cabot Oil & Gas Corp.	3,000	105,390
Capital One Financial Corp.	6,000	184,200
Carlisle Companies, Inc.	21,000	657,930
Caterpillar, Inc.	17,000	749,020
CB Richard Ellis Group, Inc. Class A (a)	14,400	156,960
Celanese Corp. Class A	63,000	1,619,100
Cerner Corp. (a)	1,000	65,080
Charles Schwab Corp.	9,000	160,830
Chattem, Inc. (a)	12,000	752,040
Chevron Corp.	5,000	347,350
Ciena Corp. (a)	5,000	55,800
CIGNA Corp.	27,000	766,800
Cintas Corp.	10,000	251,800
Cisco Systems, Inc. (a)	82,200	1,809,222
Citrix Systems, Inc. (a)	19,000	676,400
CME Group, Inc.	1,800	501,894
Coach, Inc.	4,000	118,360
CONSOL Energy, Inc.	7,000	248,710
Corn Products International, Inc.	3,000	84,000
Corning, Inc.	25,000	425,000
CSX Corp.	62,000	2,487,440
CVS Caremark Corp.	4,600	154,008
Cymer, Inc. (a)	1,000	34,210
Dell, Inc. (a)	16,000	214,080
Dendreon Corp. (a)	17,000	411,570
Dow Chemical Co.	11,000	232,870
eBay, Inc. (a)	24,000	510,000
EXCO Resources, Inc. (a)	5,000	68,700
Express Scripts, Inc. (a)	54,000	3,782,160
Exxon Mobil Corp.	47,000	3,308,330
First Solar, Inc. (a)	300	46,317
FMC Corp.	2,800	136,192
Ford Motor Co. (a)	74,000	592,000
Franklin Resources, Inc.	1,000	88,680
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	17,900	$ 1,079,370
General Cable Corp. (a)	10,000	387,700
Genworth Financial, Inc. Class A	215,000	1,483,500
Gilead Sciences, Inc. (a)	27,000	1,321,110
Globe Specialty Metals, Inc.	6,600	47,520
Goldman Sachs Group, Inc.	11,000	1,796,300
Google, Inc. Class A (a)	8,300	3,677,315
Harley-Davidson, Inc.	7,000	158,200
Henry Schein, Inc. (a)	2,000	102,760
Hewlett-Packard Co.	2,000	86,600
HLTH Corp. (a)	27,000	396,360
Illumina, Inc. (a)	3,000	108,420
ImmunoGen, Inc. (a)	18,500	160,765
Intel Corp.	26,000	500,500
James River Coal Co. (a)	7,000	129,990
Johnson & Johnson	47,000	2,861,830
JPMorgan Chase & Co.	81,300	3,142,245
Juniper Networks, Inc. (a)	5,000	130,650
Kansas City Southern (a)	18,000	365,580
Lam Research Corp. (a)	15,000	450,900
Las Vegas Sands Corp. (a)(e)	7,000	65,450
Life Technologies Corp. (a)	25,000	1,138,250
Lubrizol Corp.	2,000	115,860
Mako Surgical Corp. (a)	8,000	70,080
Manpower, Inc.	3,000	143,850
Marriott International, Inc. Class A	3,025	65,159
Massey Energy Co.	18,000	478,800
McGraw-Hill Companies, Inc.	3,000	94,050
McKesson Corp.	5,000	255,750
MetLife, Inc.	1,000	33,950
Micromet, Inc. (a)	25,000	160,750
Micron Technology, Inc. (a)	13,000	83,070
Microsoft Corp.	82,000	1,928,640
MKS Instruments, Inc. (a)	4,000	77,480
Molson Coors Brewing Co. Class B	4,000	180,840
Morgan Stanley	45,900	1,308,150
Occidental Petroleum Corp.	12,000	856,080
Oracle Corp.	63,000	1,394,190
Orthovita, Inc. (a)	8,000	52,080
Owens & Minor, Inc.	17,000	753,100
Owens-Illinois, Inc. (a)	12,000	407,280
Packaging Corp. of America	3,000	59,010
Common Stocks - continued
	Shares	Value
United States of America - continued
Palm, Inc. (a)	6,000	$ 94,380
Petrohawk Energy Corp. (a)	11,000	267,080
Pfizer, Inc.	44,100	702,513
Philip Morris International, Inc.	42,000	1,957,200
Procter & Gamble Co.	8,000	444,080
QUALCOMM, Inc.	67,100	3,100,691
Quidel Corp. (a)	12,000	179,160
Range Resources Corp.	23,000	1,067,430
Raytheon Co. warrants 6/16/11 (a)	112	1,243
Republic Services, Inc.	2,000	53,200
Riverbed Technology, Inc. (a)	19,000	380,190
Robert Half International, Inc.	2,000	49,580
Rock-Tenn Co. Class A	2,000	89,920
Rockwell Automation, Inc.	2,000	82,820
Ross Stores, Inc.	15,000	661,350
SandRidge Energy, Inc. (a)	13,000	121,550
Sempra Energy	2,000	104,860
Skyworks Solutions, Inc. (a)	8,000	96,640
Sohu.com, Inc. (a)	6,000	367,020
Southwestern Energy Co. (a)	29,000	1,201,470
Starbucks Corp. (a)	11,000	194,700
Starwood Hotels & Resorts Worldwide, Inc.	2,000	47,220
State Street Corp.	3,900	196,170
Temple-Inland, Inc.	250,000	3,915,000
Tenneco, Inc. (a)	62,300	1,007,391
Teradyne, Inc. (a)	75,000	591,000
Terra Industries, Inc.	5,000	145,800
The Coca-Cola Co.	34,200	1,704,528
The Travelers Companies, Inc.	1,000	43,070
The Walt Disney Co.	20,000	502,400
Thermo Fisher Scientific, Inc. (a)	14,000	633,920
Tim Hortons, Inc.	2,200	59,598
TJX Companies, Inc.	49,000	1,775,270
U.S. Bancorp, Delaware	12,400	253,084
Union Pacific Corp.	87,100	5,009,992
United Therapeutics Corp. (a)	3,000	277,860
VF Corp.	1,000	64,690
Virgin Media, Inc.	18,200	190,190
Visa, Inc. Class A	26,000	1,701,960
W.W. Grainger, Inc.	1,000	89,910
Wells Fargo & Co.	10,900	266,614
Western Digital Corp. (a)	8,000	242,000
Common Stocks - continued
	Shares	Value
United States of America - continued
WMS Industries, Inc. (a)	7,000	$ 253,120
Wyndham Worldwide Corp.	5,000	69,750
TOTAL UNITED STATES OF AMERICA		92,659,389
TOTAL COMMON STOCKS (Cost $186,534,252)		209,469,666
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $186,009)	168,100	189,392
Corporate Bonds - 17.8%
		Principal Amount (d)
Convertible Bonds - 0.6%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	433,625
United States of America - 0.5%
Hertz Global Holdings, Inc. 5.25% 6/1/14		300,000	396,879
Johnson Controls, Inc. 6.5% 9/30/12		280,000	669,223
Micron Technology, Inc. 4.25% 10/15/13		140,000	200,375
Sunpower Corp. 4.75% 4/15/14		230,000	305,670
TOTAL UNITED STATES OF AMERICA			1,572,147
TOTAL CONVERTIBLE BONDS			2,005,772
Nonconvertible Bonds - 17.2%
Australia - 0.6%
Australia & New Zealand Banking Group Ltd. 0.7019% 4/28/15 (h)		200,000	183,614
Commonwealth Bank of Australia:
1.41% 3/17/15 (h)	EUR	100,000	131,110
5.5% 8/6/19	EUR	300,000	438,346
Didon Tunisia Pty. Ltd. 4.1294% 3/13/12 (f)(h)		100,000	80,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	303,767
National Australia Bank Ltd. 5.375% 12/8/14	GBP	150,000	259,013
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
St. George Bank Ltd. 1.522% 3/11/15 (h)	EUR	350,000	$ 464,542
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	528,585
TOTAL AUSTRALIA			2,388,977
Belgium - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	200,000	347,504
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	180,445
TOTAL BELGIUM			527,949
Bermuda - 0.1%
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250,000	457,116
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(f)(h)		300,000	3,000
Northern Offshore Ltd. 5.1294% 6/14/10 (f)(h)		100,000	64,000
TOTAL BERMUDA			524,116
Canada - 0.6%
Nexen, Inc. 7.5% 7/30/39		300,000	321,950
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,687,791
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	250,000	330,081
TOTAL CANADA			2,339,822
Cayman Islands - 0.2%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	457,554
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	100,000	128,021
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	227,449
TOTAL CAYMAN ISLANDS			813,024
Cyprus - 0.0%
Remedial Cyprus PCL 5.8513% 3/28/12 (f)(h)		100,000	46,000
Denmark - 0.0%
DONG Energy A/S 4.875% 5/7/14	EUR	100,000	147,587
France - 1.6%
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	400,000	577,268
BNP Paribas SA:
0.8613% 11/23/15 (h)		200,000	189,248
8.667% (h)	EUR	100,000	140,558
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	46,195
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Compagnie de St. Gobain:
1.268% 4/11/12 (h)	EUR	175,000	$ 236,763
6% 5/20/13	EUR	50,000	75,483
Credit Agricole SA 5.875% 6/11/19	EUR	150,000	226,683
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	374,824
Credit Logement SA:
1.877% 12/2/49 (h)	EUR	150,000	131,479
4.604% (h)	EUR	250,000	236,235
EDF SA 6.95% 1/26/39 (f)		250,000	303,935
Electricite de France:
6.125% 6/2/34	GBP	100,000	177,038
6.875% 12/12/22	GBP	250,000	480,134
GDF Suez 6.375% 1/18/21	EUR	300,000	495,594
Lafarge SA:
7.625% 5/27/14	EUR	150,000	235,059
8.75% 5/30/17	GBP	250,000	441,186
Natixis SA 1.177% 1/26/17 (h)	EUR	100,000	111,225
Societe Generale 1.435% 6/7/17 (h)	EUR	100,000	124,055
Societe Generale SCF 4% 7/7/16	EUR	450,000	654,780
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	151,868
Veolia Environnement 6.125% 10/29/37	GBP	200,000	332,753
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	297,627
TOTAL FRANCE			6,039,990
Germany - 0.3%
Bayer AG 5.625% 5/23/18	GBP	150,000	254,261
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	279,930
Commerzbank AG 5.625% 11/29/17 (h)	EUR	100,000	126,414
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	200,000	271,695
TOTAL GERMANY			932,300
Hong Kong - 0.1%
Chong Hing Bank Ltd. 1.5544% 12/16/16 (h)		175,000	143,631
Dah Sing Bank Ltd. 1.4% 6/3/16 (h)		250,000	195,062
Hong Kong Mortgage Corp. Ltd. 3.5% 8/4/14 (g)		200,000	201,528
TOTAL HONG KONG			540,221
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
India - 0.1%
Export-Import Bank of India 1.0075% 6/7/12 (h)	JPY	40,000,000	$ 380,509
ICICI Bank Ltd. 1.05% 1/12/10 (Reg. S) (h)		125,000	122,875
TOTAL INDIA			503,384
Ireland - 0.3%
Allied Irish Banks PLC 5.25% 3/10/25 (h)	GBP	160,000	135,749
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	305,285	300,224
Bord Gais Eireann 5.75% 6/16/14	EUR	200,000	296,441
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	116,025
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	372,308
TOTAL IRELAND			1,220,747
Italy - 0.4%
Banca Italease SpA 1.572% 2/2/10 (h)	EUR	400,000	554,248
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	100,000	125,593
Intesa Sanpaolo SpA 6.375% 11/12/17 (h)	GBP	150,000	249,074
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	235,361
8.25% 3/21/16	EUR	200,000	336,966
TOTAL ITALY			1,501,242
Japan - 0.2%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	208,720
Resona Bank Ltd. 4.125% (h)	EUR	450,000	493,721
TOTAL JAPAN			702,441
Korea (South) - 0.3%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	201,526
Kookmin Bank 5.875% 6/11/12		200,000	202,995
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	312,597
Shinhan Bank 6% 6/29/12		300,000	303,631
Woori Bank 7.63% 4/14/15 (f)		250,000	241,020
TOTAL KOREA (SOUTH)			1,261,769
Luxembourg - 0.7%
ArcelorMittal SA:
6.125% 6/1/18		300,000	289,754
8.25% 6/3/13	EUR	100,000	156,413
9% 2/15/15		250,000	278,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	100,000	$ 159,256
7.51% 7/31/13 (Reg S.)		200,000	202,816
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	273,320
7.125% 4/23/15	EUR	150,000	202,619
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (h)		500,000	470,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	210,046
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		250,000	231,875
Wind Acquisition Finance SA 11.75% 7/15/17 (Reg. S)	EUR	150,000	220,201
TOTAL LUXEMBOURG			2,743,925
Netherlands - 1.8%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	145,997
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	487,296
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	322,748	155,109
CRH Finance BV 7.375% 5/28/14	EUR	300,000	464,218
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	533,588
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	382,551
EnBW International Finance BV 6.125% 7/7/39	EUR	50,000	75,586
Eureko BV:
5.125% (h)	EUR	600,000	461,781
7.375% 6/16/14	EUR	290,000	444,821
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,028,019
Invitel Holdings NN 9.246% 4/15/13 (Reg. S) (h)	EUR	240,044	87,546
Media Nusantara Citra BV 10.75% 9/12/11		148,646	84,223
Rabobank Nederland:
1.046% 7/28/15 (h)	EUR	150,000	202,145
5.875% 5/20/19	EUR	350,000	539,513
11% (f)(h)		680,000	792,200
RWE Finance BV 6.625% 1/31/19	EUR	150,000	250,157
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	208,837
Volkswagen International Finance NV 5.625% 2/9/12	EUR	250,000	376,689
TOTAL NETHERLANDS			6,720,276
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Norway - 0.7%
Africa Offshore Services AS 6.6013% 6/29/12 (f)(h)		$ 100,000	$ 22,000
DDI Holding AS 9.3% 1/19/12 (k)		78,492	59,654
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	293,936
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,039,479
Petrolia Drilling ASA 12% 6/20/12 (f)	NOK	500,000	26,093
TOTAL NORWAY			2,441,162
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	181,108
Spain - 0.4%
Banco Santander SA 3.875% 5/27/14	EUR	300,000	437,040
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	481,535
Santander Issuances SA Unipersonal 1.302% 7/25/17 (h)	EUR	150,000	184,537
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	307,446
5.888% 1/31/14	GBP	100,000	176,339
TOTAL SPAIN			1,586,897
Sweden - 0.1%
Svenska Handelsbanken AB 0.7794% 3/15/16 (h)		200,000	173,084
Switzerland - 0.1%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	177,378
Thailand - 0.1%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	177,000
United Arab Emirates - 0.1%
Emirates Bank International PJSC 4.9913% 4/30/12 (h)		229,000	208,557
Nakheel Development Ltd. 3.1725% 12/14/09		150,000	127,868
TOTAL UNITED ARAB EMIRATES			336,425
United Kingdom - 3.6%
3i Group PLC 1.46% 6/8/12 (h)	EUR	400,000	436,708
Bank of Scotland 6.375% 8/16/19	GBP	400,000	518,625
Barclays Bank PLC:
0.8013% 6/27/16 (f)(h)		100,000	78,781
0.8613% 5/25/15 (h)		300,000	259,839
5.2% 7/10/14		300,000	311,125
6.75% 1/16/23 (h)	GBP	300,000	468,361
10% 5/21/21	GBP	180,000	364,826
14% (h)	GBP	100,000	209,442
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC 8.125% 11/15/13		$ 200,000	$ 223,884
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	216,473
Broadgate PLC 1.9615% 10/5/25 (h)	GBP	34,250	24,033
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	430,632
ENW Finance PLC 6.125% 7/21/21	GBP	250,000	412,167
G4S PLC 7.75% 5/13/19	GBP	100,000	179,400
HSBC Holdings PLC 6.5% 5/20/24	GBP	250,000	454,429
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	238,780
8.375% 2/17/16	EUR	600,000	1,001,806
Legal & General Group PLC:
4% 6/8/25 (h)	EUR	150,000	152,153
10% 7/23/41 (h)	GBP	100,000	179,266
Lloyds TSB Bank PLC:
4.385% (h)	EUR	200,000	142,525
6.35% (h)	EUR	50,000	42,480
6.375% 6/17/16	EUR	200,000	314,780
13% (h)	GBP	300,000	466,125
Marks & Spencer PLC 7.125% 12/1/37 (f)		200,000	158,936
Nationwide Building Society:
1.455% 12/22/16 (h)	EUR	150,000	158,440
3.375% 8/17/15 (h)	EUR	455,000	572,674
Northern Rock PLC 0.6037% 10/21/10 (h)		250,000	207,920
Old Mutual PLC 4.5% 1/18/17 (h)	EUR	50,000	46,170
Prudential PLC 6.125% 12/19/31	GBP	110,000	132,182
Rexam PLC 4.375% 3/15/13	EUR	250,000	344,465
Rolls-Royce PLC 6.75% 4/30/19	GBP	100,000	177,590
Royal Bank of Scotland PLC:
0.71% 4/11/16 (h)		250,000	190,606
5.75% 5/21/14	EUR	250,000	384,348
6.934% 4/9/18	EUR	300,000	416,069
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	260,957
Scottish Widows PLC 5.125% (h)	GBP	100,000	89,123
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	307,185
Tesco PLC 5.125% 2/24/15	EUR	150,000	227,596
UBS AG Jersey Branch:
0.66% 4/18/16 (h)		100,000	82,028
1.416% 11/17/15 (h)	EUR	350,000	439,925
UBS AG London Branch:
5.625% 5/19/14	EUR	300,000	448,503
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
UBS AG London Branch: - continued
6.25% 9/3/13	EUR	100,000	$ 151,934
6.375% 7/20/16	GBP	250,000	419,593
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	296,313
Unilever PLC 4.75% 6/16/17	GBP	100,000	166,790
Vodafone Group PLC:
0.94% 2/27/12 (h)		160,000	156,325
6.25% 1/15/16	EUR	200,000	319,678
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	171,669
TOTAL UNITED KINGDOM			13,453,659
United States of America - 4.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	242,590
9.25% 8/6/19		400,000	478,347
AT&T, Inc. 5.875% 4/28/17	GBP	200,000	350,259
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,416,141
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	295,682
7.375% 5/15/14		115,000	125,271
7.625% 6/1/19		285,000	309,118
BSP Finance BV 10.75% 11/1/11		100,000	43,567
Capital One Bank USA NA 8.8% 7/15/19		250,000	271,175
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	350,000	280,716
ConocoPhillips 6% 1/15/20		350,000	388,668
COX Communications, Inc. 8.375% 3/1/39 (f)		250,000	312,387
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	419,114
General Electric Capital Corp. 5.9% 5/13/14		160,000	170,161
General Electric Co. 5.25% 12/6/17		200,000	202,712
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	273,810
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	162,538
6.15% 4/1/18		200,000	213,713
HVB Funding Trust VIII 7.055% 3/28/49 (h)	EUR	800,000	743,981
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	161,342
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	374,574
JPMorgan Chase Bank 5.375% 9/28/16	GBP	200,000	314,927
KeyBank NA:
1.362% 11/21/11 (h)	EUR	50,000	54,693
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
KeyBank NA: - continued
1.497% 2/9/12 (h)	EUR	220,000	$ 219,614
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (c)(h)		350,000	35
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	211,062
Merck & Co., Inc. 5.85% 6/30/39		300,000	323,663
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	367,188
6.15% 4/25/13		500,000	513,569
6.75% 5/21/13	EUR	150,000	227,165
Morgan Stanley 1.269% 7/20/12 (h)	EUR	430,000	573,880
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	300,000	354,515
Pfizer, Inc.:
3.625% 6/3/13	EUR	150,000	218,799
5.35% 3/15/15		300,000	332,028
5.75% 6/3/21	EUR	150,000	236,465
6.2% 3/15/19		300,000	339,424
Plains All American Pipeline LP 8.75% 5/1/19		100,000	122,116
PPL Energy Supply LLC 6.5% 5/1/18		160,000	169,816
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	166,351
SES Global Americas Holdings GP 4.875% 7/9/14	EUR	150,000	218,903
SLM Corp. 1.477% 12/15/10 (h)	EUR	200,000	240,947
Sprint Capital Corp. 8.75% 3/15/32		325,000	279,906
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	378,617
8.25% 2/14/14		200,000	232,088
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	302,877
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	450,000	567,991
Verizon Wireless Capital LLC 5.55% 2/1/14 (Reg. S)		400,000	435,018
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	200,000	340,669
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	753,467
Xerox Corp. 8.25% 5/15/14		100,000	108,957
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	250,000	403,125
TOTAL UNITED STATES OF AMERICA			17,243,741
TOTAL NONCONVERTIBLE BONDS			64,724,224
TOTAL CORPORATE BONDS (Cost $64,510,731)			66,729,996
Government Obligations - 18.5%
		Principal Amount (d)	Value
Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	$ 861,527
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	870,001
Germany - 2.7%
German Federal Republic:
4.25% 7/4/14	EUR	250,000	385,284
4.75% 7/4/40	EUR	2,825,000	4,546,372
5.625% 1/4/28	EUR	3,060,000	5,246,035
TOTAL GERMANY			10,177,691
Greece - 0.6%
Greek Government 4.6% 9/20/40	EUR	1,750,000	2,253,823
Italy - 1.2%
Italian Republic 3.5% 6/1/14	EUR	3,000,000	4,379,608
Japan - 11.2%
Japan Government:
0.8% 12/15/09	JPY	970,000,000	10,276,299
0.9% 6/20/13	JPY	110,000,000	1,177,120
1.3% 3/20/15	JPY	1,040,000,000	11,284,896
1.7% 12/20/16	JPY	316,600,000	3,506,393
1.9% 6/20/16	JPY	855,000,000	9,607,069
2.5% 9/20/36	JPY	350,000,000	3,859,470
2.5% 9/20/37	JPY	200,000,000	2,197,670
TOTAL JAPAN			41,908,917
United States of America - 2.4%
Federal Home Loan Bank 3.625% 10/18/13		300,000	312,711
U.S. Treasury Bonds 3.5% 2/15/39		2,300,000	1,987,706
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		3,062,961	3,123,265
U.S. Treasury Notes 2.75% 2/15/19		3,750,000	3,522,938
TOTAL UNITED STATES OF AMERICA			8,946,620
TOTAL GOVERNMENT OBLIGATIONS (Cost $63,159,243)			69,398,187
U.S. Government Agency - Mortgage Securities - 1.5%
		Principal Amount (d)	Value
Fannie Mae - 1.5%
5% 8/1/39 (g)		$ 3,100,000	$ 3,174,645
6% 8/1/39 (g)		2,250,000	2,358,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,503,490)			5,532,808
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 1.479% 2/25/15 (h)	EUR	100,000	88,366
Leek Finance PLC Series 2005-15X Class BA, 1.5688% 3/21/37 (h)	GBP	100,000	37,073
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.208% 1/30/40 (h)	EUR	50,000	61,998
Class D, 1.408% 1/30/40 (h)	EUR	100,000	121,146
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.208% 1/30/40 (h)	EUR	50,000	63,424
Class C, 1.408% 1/30/40 (h)	EUR	50,000	61,998
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.951% 3/10/17 (h)	EUR	100,000	23,787
Spirit Issuer PLC:
Class A2, 2.2713% 12/28/11 (h)	GBP	50,000	41,768
Class A5, 5.472% 12/28/34	GBP	150,000	157,881
TS Co.mit One GmbH Series 1 Class C, 1.445% 6/29/13 (Reg. S) (h)	EUR	78,654	56,051
Volkswagen Car Lease Series 9 Class B, 0.767% 10/21/13 (h)	EUR	250,000	344,858
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.8144% 10/25/45 (h)	GBP	70,098	9,369
TOTAL ASSET-BACKED SECURITIES (Cost $1,502,604)			1,067,719
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (h)	EUR	100,000	$ 100,419
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.248% 4/12/56 (h)	EUR	86,463	67,903
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.416% 7/15/40 (h)	EUR	150,000	174,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,729)			342,954
Commercial Mortgage Securities - 0.2%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 1.194% 4/22/14 (f)(h)	EUR	72,109	66,803
Ireland - 0.1%
European Property Capital 4 PLC Class C, 1.2281% 7/20/14 (h)	GBP	41,701	24,646
German Residential Asset Note Distributor PLC Series 1 Class A, 1.209% 7/20/16 (h)	EUR	175,000	178,712
Rivoli Pan Europe PLC Series 2006-1 Class B 1.645% 8/3/18 (h)	EUR	100,000	75,900
TOTAL IRELAND			279,258
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 0.8163% 1/15/15 (h)	JPY	13,362,000	126,615
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.754% 7/22/43 (h)	EUR	100,000	60,131
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class B, 1.3281% 4/19/21 (h)	GBP	100,000	111,366
Class C, 1.5281% 4/19/21 (h)	GBP	50,000	51,582
London & Regional Debt Securitisation No. 1 PLC Class A, 1.2021% 10/15/14 (h)	GBP	100,000	131,632
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.6921% 10/15/31 (h)	GBP	49,239	20,566
Series 2007-2 Class D, 1.9421% 10/15/31 (h)	GBP	98,477	28,586
TOTAL UNITED KINGDOM			343,732
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,250,852)			876,539
Preferred Securities - 0.0%
	Principal Amount (d)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $570,169)	$ 650,000	$ 195,239
International Equity Central Funds - 4.2%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $10,692,031)	100,500	15,637,792
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.37% (j)	10,112,841	10,112,841
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(j)	69,000	69,000
TOTAL MONEY MARKET FUNDS (Cost $10,181,841)		10,181,841
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $344,540,951)		379,622,133
NET OTHER ASSETS - (1.1)%		(3,991,386)
NET ASSETS - 100%		$ 375,630,747
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,568 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,654 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 129,481
Fidelity Emerging Markets Equity Central Fund	176,309
Fidelity Securities Lending Cash Central Fund	35,603
Total	$ 341,393
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,052,049	$ 495,252	$ 15,637,792	9.4%
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 92,659,389	$ 92,659,389	$ -	$ -
Japan	28,699,058	22,580,046	6,119,012	-
United Kingdom	17,641,551	14,020,571	3,620,980	-
Australia	10,508,363	8,841,338	1,667,025	-
Canada	10,076,685	10,076,685	-	-
Switzerland	7,899,987	6,460,141	1,439,846	-
France	7,471,785	6,323,414	1,148,371	-
Germany	5,386,096	3,455,169	1,930,927	-
Hong Kong	3,936,091	3,936,091	-	-
Other	25,380,053	23,068,586	2,311,467	-
Asset Backed Securities	1,067,719	-	693,733	373,986
Collateralized Mortgage Obligations	342,954	-	342,954	-
Commercial Mortgage Securities	876,539	-	709,190	167,349
Corporate Bonds	66,729,996	-	66,516,705	213,291
Equity Holdings	15,637,792	15,637,792	-	-
Government Obligations	69,398,187	-	69,398,187	-
Money Market Funds	10,181,841	10,181,841	-	-
Preferred Securities	195,239	-	195,239	-
U.S. Government Agency - Mortgage Securities	$ 5,532,808	$ -	$ 5,532,808	$ -
Total Investments in Securities:	$ 379,622,133	$ 217,241,063	$ 161,626,444	$ 754,626
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	(387)
Total Unrealized Gain (Loss)	(345,569)
Cost of Purchases	-
Proceeds of Sales	(8,459)
Amortization/Accretion	4,840
Transfer in/out of Level 3	880,776
Ending Balance	$ 754,626
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (269,355)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $349,492,911. Net unrealized appreciation aggregated $30,129,222, of which $47,262,549 related to appreciated investment securities and $17,133,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, preferred securities and government obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.100

AGBL-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.8%
	Shares	Value
Australia - 2.8%
AMP Ltd.	165,715	$ 778,862
ASX Ltd.	22,866	718,636
BHP Billiton Ltd.	52,834	1,667,025
Billabong International Ltd.	39,337	302,657
BlueScope Steel Ltd.	86,777	244,566
Coca-Cola Amatil Ltd.	9,336	72,846
Commonwealth Bank of Australia	26,971	965,390
Computershare Ltd.	89,690	737,326
Harvey Norman Holdings Ltd.	133,472	366,122
Lion Nathan Ltd.	29,132	285,292
Macquarie Group Ltd.	25,990	956,794
National Australia Bank Ltd.	16,014	325,840
Newcrest Mining Ltd.	15,000	376,335
QBE Insurance Group Ltd.	44,833	731,130
Rio Tinto Ltd.	7,300	368,741
Wesfarmers Ltd.	40,490	875,327
Woolworths Ltd.	27,612	629,255
WorleyParsons Ltd.	4,921	106,219
TOTAL AUSTRALIA		10,508,363
Belgium - 0.3%
Anheuser-Busch InBev SA NV	15,516	617,317
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	40
Fortis (a)	40,300	156,805
Gimv NV	1,900	95,185
Umicore SA	9,900	258,495
TOTAL BELGIUM		1,127,842
Bermuda - 0.1%
Bunge Ltd.	1,000	69,970
Seadrill Ltd.	7,800	125,167
Signet Jewelers Ltd. (United Kingdom)	14,200	316,477
TOTAL BERMUDA		511,614
Brazil - 0.2%
Banco do Brasil SA	6,000	75,949
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	8,600	289,820
sponsored ADR	9,000	371,160
Redecard SA	2,000	29,764
TOTAL BRAZIL		766,693
Common Stocks - continued
	Shares	Value
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	$ 87,980
Agrium, Inc.	1,100	50,551
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	7,100	112,166
ARC Energy Trust unit	1,000	16,253
Astral Media, Inc. Class A (non-vtg.)	400	10,897
Bank of Montreal	3,300	165,467
Bank of Nova Scotia	6,500	277,050
Barrick Gold Corp.	7,900	275,860
BCE, Inc.	7,200	165,272
Bombardier, Inc. Class B (sub. vtg.)	6,000	21,274
Brookfield Asset Management, Inc. Class A	6,000	126,031
Cameco Corp.	3,000	82,424
Canadian Imperial Bank of Commerce	4,100	252,352
Canadian National Railway Co.	6,200	301,497
Canadian Natural Resources Ltd.	5,900	354,652
Canadian Oil Sands Trust	3,500	88,105
Canadian Pacific Railway Ltd.	4,400	195,628
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	50,958
CGI Group, Inc. Class A (sub. vtg.) (a)	7,100	72,163
CI Financial Corp.	1,500	29,378
Corus Entertainment, Inc. Class B (non-vtg.)	400	5,476
Crescent Point Energy Corp.	3,300	107,208
Eldorado Gold Corp. (a)	3,800	38,199
Emera, Inc.	2,300	44,299
Enbridge, Inc.	4,000	154,787
EnCana Corp.	6,500	348,605
Finning International, Inc.	1,600	24,712
First Quantum Minerals Ltd.	2,200	146,517
George Weston Ltd.	700	38,146
Goldcorp, Inc.	8,600	326,726
Husky Energy, Inc.	3,000	88,272
IGM Financial, Inc.	2,300	96,048
Imperial Oil Ltd.	3,400	136,177
Intact Financial Corp.	2,800	91,822
Keyera Facilities Income Fund	5,400	95,434
Kinross Gold Corp.	8,400	165,684
Loblaw Companies Ltd.	1,200	38,093
Magna International, Inc. Class A (sub. vtg.)	2,800	141,644
Manulife Financial Corp.	17,100	415,219
Methanex Corp.	2,200	36,655
Metro, Inc. Class A (sub. vtg.)	1,000	31,327
National Bank of Canada	1,400	75,513
Common Stocks - continued
	Shares	Value
Canada - continued
Nexen, Inc.	6,200	$ 128,506
Niko Resources Ltd.	600	42,270
Open Text Corp. (a)	200	7,580
Petro-Canada	4,900	202,349
Petrobank Energy & Resources Ltd. (a)	6,800	206,900
Potash Corp. of Saskatchewan, Inc.	2,500	232,886
Power Corp. of Canada (sub. vtg.)	4,700	131,924
Power Financial Corp.	1,500	43,510
Research In Motion Ltd. (a)	7,300	554,800
RioCan (REIT)	4,100	59,063
Ritchie Brothers Auctioneers, Inc.	1,500	36,000
Rogers Communications, Inc. Class B (non-vtg.)	7,200	200,024
RONA, Inc. (a)	2,200	28,037
Royal Bank of Canada	14,900	709,214
Shaw Communications, Inc. Class B	3,900	68,454
Shoppers Drug Mart Corp.	1,300	54,312
SNC-Lavalin Group, Inc.	1,400	59,075
Sun Life Financial, Inc.	3,800	129,871
Suncor Energy, Inc.	15,600	504,482
Talisman Energy, Inc.	10,400	160,728
Teck Resources Ltd. Class B (sub. vtg.)	10,200	268,409
TELUS Corp.	1,300	37,527
Thomson Reuters Corp.	1,800	58,126
Toronto-Dominion Bank	9,500	556,500
TransCanada Corp.	5,500	156,421
Yamana Gold, Inc.	6,000	57,196
TOTAL CANADA		10,076,685
Cayman Islands - 0.1%
China Dongxiang Group Co. Ltd.	370,000	281,205
Ctrip.com International Ltd. sponsored ADR	4,000	205,000
TOTAL CAYMAN ISLANDS		486,205
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	91,250
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	800	278,512
BYD Co. Ltd. (H Shares) (a)	46,500	257,705
NetEase.com, Inc. sponsored ADR (a)	6,000	264,360
Tencent Holdings Ltd.	63,800	861,111
TOTAL CHINA		1,661,688
Common Stocks - continued
	Shares	Value
Denmark - 0.4%
Carlsberg AS Series B	1,800	$ 124,883
Danske Bank AS (a)	17,969	374,003
Genmab AS (a)	5,000	200,004
Novo Nordisk AS:
Series B	8,600	506,134
Series B sponsored ADR	2,400	140,136
TOTAL DENMARK		1,345,160
Finland - 0.2%
Nokia Corp.	19,145	257,424
Nokia Corp. sponsored ADR	13,100	174,754
Nokian Tyres PLC	7,768	164,077
TOTAL FINLAND		596,255
France - 2.0%
Accor SA	2,951	125,967
AXA SA	20,000	422,153
BNP Paribas SA	12,035	877,370
Bouygues SA	7,100	302,415
Danone	10,683	573,181
Essilor International SA	5,700	316,021
GDF Suez	8,330	318,238
L'Oreal SA	4,300	372,679
PPR SA	4,700	523,769
Renault SA (a)	6,800	289,976
Sanofi-Aventis	11,100	726,218
Schneider Electric SA	4,800	436,058
Societe Generale Series A	4,773	306,462
Technip SA	2,600	157,194
Television Francaise 1 SA	11,200	173,516
Total SA sponsored ADR	20,600	1,146,390
Unibail-Rodamco	1,500	262,103
Vallourec SA	1,080	142,075
TOTAL FRANCE		7,471,785
Germany - 1.4%
Bayerische Motoren Werke AG (BMW)	10,900	503,807
Deutsche Bank AG	3,159	205,016
Deutsche Bank AG (NY Shares)	9,500	616,550
Deutsche Boerse AG	5,300	419,993
Deutsche Post AG	9,800	155,109
Deutsche Telekom AG (Reg.)	41,165	526,498
E.ON AG	22,300	844,158
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius Medical Care AG & Co. KGaA	3,100	$ 142,357
MAN AG	2,500	172,812
Munich Re Group (Reg.)	3,300	498,976
Salzgitter AG	1,000	101,407
SAP AG	8,900	420,521
Siemens AG (Reg.)	9,800	778,892
TOTAL GERMANY		5,386,096
Hong Kong - 1.1%
BOC Hong Kong Holdings Ltd.	165,000	351,723
China Unicom (Hong Kong) Ltd. sponsored ADR	15,700	225,766
Esprit Holdings Ltd.	132,000	953,825
Hong Kong Exchange & Clearing Ltd.	24,500	462,190
Li & Fung Ltd.	152,000	448,164
Sun Hung Kai Properties Ltd.	37,000	562,888
Swire Pacific Ltd. (A Shares)	65,500	735,727
Techtronic Industries Co. Ltd.	236,000	195,808
TOTAL HONG KONG		3,936,091
Ireland - 0.9%
Allied Irish Banks PLC	5,700	14,191
Covidien PLC	40,000	1,512,400
CRH PLC	16,830	401,782
Ingersoll-Rand Co. Ltd.	47,600	1,374,688
Ryanair Holdings PLC sponsored ADR (a)	3,900	110,409
TOTAL IRELAND		3,413,470
Israel - 0.1%
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,000	373,380
Italy - 0.4%
ENI SpA sponsored ADR	10,500	489,090
Fiat SpA (a)	34,600	383,660
Intesa Sanpaolo SpA	165,500	616,234
UniCredit SpA	61,366	179,734
TOTAL ITALY		1,668,718
Japan - 7.6%
Aisin Seiki Co. Ltd.	18,600	478,713
Ajinomoto Co., Inc.	47,000	451,073
Aoyama Trading Co. Ltd.	18,400	311,172
Astellas Pharma, Inc.	12,600	480,774
Bridgestone Corp.	16,200	281,501
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	27,900	$ 1,034,297
Capcom Co. Ltd.	3,500	70,880
Citizen Holdings Co. Ltd.	29,100	158,095
Daicel Chemical Industries Ltd.	68,000	433,400
Dainippon Screen Manufacturing Co. Ltd. (a)	129,000	469,041
Daiwa House Industry Co. Ltd.	94,000	972,688
Denso Corp.	17,300	511,082
eAccess Ltd.	352	273,459
East Japan Railway Co.	7,900	453,409
Fuji Machine Manufacturing Co. Ltd.	8,100	100,597
Hitachi Transport System Ltd.	15,800	200,569
Honda Motor Co. Ltd.	6,600	211,098
Inpex Corp.	12	91,830
JSR Corp.	15,100	272,282
JTEKT Corp.	25,000	283,004
Kappa Create Co. Ltd.	4,600	108,181
Kobayashi Pharmaceutical Co. Ltd.	10,100	389,652
Kubota Corp.	32,000	288,172
Kuraray Co. Ltd.	52,000	589,747
Matsumotokiyoshi Holdings Co. Ltd.	5,500	123,824
Megachips Corp.	3,900	91,100
Meiji Holdings Co. Ltd. (a)	74	2,988
Mitsubishi Gas Chemical Co., Inc.	76,000	468,323
Mitsubishi UFJ Financial Group, Inc.	140,200	856,362
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,040	277,095
Mitsui & Co. Ltd.	52,000	652,405
Mitsui O.S.K. Lines Ltd.	18,000	109,777
Mitsui Sumitomo Insurance Group Holdings, Inc.	28,000	719,163
Mizuho Trust & Banking Co. Ltd. (a)	74,000	95,423
Nichicon Corp.	8,100	122,857
Nippon Building Fund, Inc.	25	224,606
Nippon Electric Glass Co. Ltd.	67,000	777,571
Nippon Sheet Glass Co. Ltd.	56,000	167,509
Nippon Steel Corp.	145,000	580,858
Nippon Telegraph & Telephone Corp.	12,500	516,079
Nippon Television Network Corp.	5,530	718,356
Nissan Motor Co. Ltd.	144,000	1,045,024
Nissin Food Holdings Co. Ltd.	4,700	150,026
Nomura Holdings, Inc.	43,000	376,806
Nomura Real Estate Office Fund, Inc.	30	197,231
NSK Ltd.	53,000	287,380
NTT DoCoMo, Inc.	528	762,646
Common Stocks - continued
	Shares	Value
Japan - continued
Okinawa Cellular Telephone Co.	97	$ 165,785
ORIX Corp.	5,260	333,024
Osaka Securities Exchange Co. Ltd.	67	300,972
Park24 Co. Ltd.	17,400	145,659
Rakuten, Inc.	739	474,910
Ricoh Co. Ltd.	14,000	183,786
ROHM Co. Ltd.	2,200	163,704
Sankyo Co. Ltd. (Gunma)	2,800	166,917
Sega Sammy Holdings, Inc.	23,200	306,031
Seven & i Holdings Co., Ltd.	7,600	178,332
Shinko Electric Industries Co.Ltd.	35,900	566,523
Shionogi & Co. Ltd.	20,000	414,121
SKY Perfect JSAT Holdings, Inc.	576	216,129
SMC Corp.	2,600	293,500
Sony Corp.	26,300	733,178
Stanley Electric Co. Ltd.	23,500	487,834
Sumitomo Corp.	87,100	862,622
Sumitomo Electric Industries Ltd.	39,600	493,483
Sumitomo Metal Industries Ltd.	46,000	114,745
Sumitomo Mitsui Financial Group, Inc.	21,500	920,357
Sumitomo Trust & Banking Co. Ltd.	40,000	219,004
Taiyo Nippon Sanso Corp.	23,000	221,224
Taiyo Yuden Co. Ltd.	35,000	479,072
THK Co. Ltd.	10,300	169,181
Toda Corp.	68,000	259,465
Tokai Carbon Co. Ltd.	21,000	112,536
Tokuyama Corp.	49,000	370,828
Tokyo Ohka Kogyo Co. Ltd.	10,800	231,159
Toshiba Corp.	40,000	177,571
Toyo Engineering Corp.	37,000	115,759
Toyota Motor Corp.	13,900	583,522
TOTAL JAPAN		28,699,058
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	8,900	320,289
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	17,000	731,170
Netherlands - 0.5%
Akzo Nobel NV	5,500	301,758
ASML Holding NV:
(Netherlands)	8,400	219,343
(NY Shares)	9,000	234,090
Common Stocks - continued
	Shares	Value
Netherlands - continued
James Hardie Industries NV unit	96,422	$ 418,510
Koninklijke Ahold NV	7,142	81,219
Koninklijke KPN NV	27,664	415,769
Koninklijke Philips Electronics NV	9,500	216,259
QIAGEN NV (a)	6,000	113,760
TOTAL NETHERLANDS		2,000,708
Netherlands Antilles - 0.4%
Schlumberger Ltd.	24,600	1,316,100
Norway - 0.2%
DnB Nor ASA (a)	39,200	340,989
Pronova BioPharma ASA (a)	16,900	52,641
Telenor ASA (a)	21,400	197,320
TOTAL NORWAY		590,950
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	72,428	167,783
Oil Search Ltd.	114,259	538,929
TOTAL PAPUA NEW GUINEA		706,712
Singapore - 0.7%
CapitaCommercial Trust (REIT)	620,000	368,330
CapitaLand Ltd.	205,500	545,449
Keppel Corp. Ltd.	46,000	268,163
Olam International Ltd.	114,000	201,195
Raffles Education Corp. Ltd.	682,000	308,018
Singapore Exchange Ltd.	19,000	115,120
United Overseas Bank Ltd.	67,000	823,068
TOTAL SINGAPORE		2,629,343
South Africa - 0.1%
MTN Group Ltd.	18,100	298,557
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	32,960	539,599
Banco Santander SA	64,006	926,841
Iberdrola SA	61,400	526,812
Inditex SA	5,900	317,355
Telefonica SA sponsored ADR	18,100	1,350,984
TOTAL SPAIN		3,661,591
Sweden - 0.2%
H&M Hennes & Mauritz AB (B Shares)	9,457	562,141
Common Stocks - continued
	Shares	Value
Sweden - continued
Lundin Petroleum AB (a)	21,800	$ 193,015
Telefonaktiebolaget LM Ericsson (B Shares)	14,000	137,810
TOTAL SWEDEN		892,966
Switzerland - 2.1%
Actelion Ltd. (Reg.) (a)	5,012	276,477
Credit Suisse Group (Reg.)	15,357	725,708
Nestle SA (Reg.)	39,136	1,610,631
Nobel Biocare Holding AG (Switzerland)	7,585	180,141
Noble Corp.	33,000	1,117,380
Novartis AG (Reg.)	9,750	445,473
Roche Holding AG (participation certificate)	6,772	1,067,779
Schindler Holding AG (participation certificate)	3,211	207,326
Sonova Holding AG	2,705	238,569
UBS AG:
(For. Reg.) (a)	18,352	268,665
(NY Shares) (a)	2,545	37,513
Weatherford International Ltd. (a)	66,000	1,238,160
Zurich Financial Services AG (Reg.)	2,474	486,165
TOTAL SWITZERLAND		7,899,987
United Kingdom - 4.7%
Aberdeen Asset Management PLC	90,900	189,074
Aegis Group PLC	52,681	72,612
Anglo American PLC (United Kingdom)	19,100	615,870
AstraZeneca PLC (United Kingdom)	14,800	689,460
Barclays PLC	141,500	719,347
Barclays PLC Sponsored ADR	8,000	164,320
Barratt Developments PLC (a)	18,600	61,684
Bellway PLC	20,700	254,189
BG Group PLC	51,400	857,881
Bovis Homes Group PLC	30,200	233,103
BP PLC	64,000	530,811
BP PLC sponsored ADR	11,000	550,440
British American Tobacco PLC sponsored ADR	3,000	186,570
British Land Co. PLC	37,400	271,806
British Sky Broadcasting Group PLC (BSkyB)	23,900	218,016
Burberry Group PLC	38,300	294,344
Cairn Energy PLC (a)	5,500	220,165
Capita Group PLC	15,900	177,316
Carphone Warehouse Group PLC	67,200	201,527
Debenhams PLC	90,715	134,507
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC (a)	15,200	$ 76,755
Experian PLC	50,400	415,964
HSBC Holdings PLC sponsored ADR	32,922	1,669,145
Icap PLC	19,700	149,424
Imperial Tobacco Group PLC	15,200	434,502
InterContinental Hotel Group PLC	18,800	213,268
ITV PLC	332,600	223,659
Kesa Electricals PLC	110,000	239,370
Mothercare PLC	22,600	200,116
NEXT PLC	6,200	176,610
Persimmon PLC	51,200	385,143
Prudential PLC	64,800	485,282
Reckitt Benckiser Group PLC	11,071	531,954
Redrow PLC (a)	62,800	200,922
Rio Tinto PLC (Reg.)	26,098	1,087,090
Royal Dutch Shell PLC Class A (United Kingdom)	38,000	998,009
Segro PLC	31,990	147,510
Standard Chartered PLC (United Kingdom)	33,059	784,842
Taylor Wimpey PLC	265,173	172,780
The Game Group PLC	51,100	125,498
Tomkins PLC	73,700	217,941
Vodafone Group PLC	289,000	594,272
Vodafone Group PLC sponsored ADR	25,700	528,906
Wolseley PLC (a)	17,916	400,793
Xstrata PLC	39,900	538,754
TOTAL UNITED KINGDOM		17,641,551
United States of America - 24.7%
3M Co.	6,000	423,120
Adobe Systems, Inc. (a)	2,000	64,840
Agilent Technologies, Inc.	15,000	348,300
Albemarle Corp.	5,000	148,550
Allergan, Inc.	1,900	101,517
Alpha Natural Resources, Inc. (a)	8,000	266,480
Amazon.com, Inc. (a)	10,100	866,176
American Express Co.	43,000	1,218,190
Amgen, Inc. (a)	14,000	872,340
Apple, Inc. (a)	22,500	3,676,275
Applied Micro Circuits Corp. (a)	9,390	81,224
Ardea Biosciences, Inc. (a)	5,800	112,984
Ashland, Inc.	5,000	165,700
Autoliv, Inc.	15,100	540,731
Common Stocks - continued
	Shares	Value
United States of America - continued
Avnet, Inc. (a)	8,400	$ 204,960
Avon Products, Inc.	25,000	809,500
Ball Corp.	7,000	338,520
BioCryst Pharmaceuticals, Inc. (a)	8,000	73,600
Biogen Idec, Inc. (a)	1,800	85,590
BMC Software, Inc. (a)	3,044	103,587
BorgWarner, Inc.	33,600	1,115,184
C.H. Robinson Worldwide, Inc.	16,000	872,480
Cabot Oil & Gas Corp.	3,000	105,390
Capital One Financial Corp.	6,000	184,200
Carlisle Companies, Inc.	21,000	657,930
Caterpillar, Inc.	17,000	749,020
CB Richard Ellis Group, Inc. Class A (a)	14,400	156,960
Celanese Corp. Class A	63,000	1,619,100
Cerner Corp. (a)	1,000	65,080
Charles Schwab Corp.	9,000	160,830
Chattem, Inc. (a)	12,000	752,040
Chevron Corp.	5,000	347,350
Ciena Corp. (a)	5,000	55,800
CIGNA Corp.	27,000	766,800
Cintas Corp.	10,000	251,800
Cisco Systems, Inc. (a)	82,200	1,809,222
Citrix Systems, Inc. (a)	19,000	676,400
CME Group, Inc.	1,800	501,894
Coach, Inc.	4,000	118,360
CONSOL Energy, Inc.	7,000	248,710
Corn Products International, Inc.	3,000	84,000
Corning, Inc.	25,000	425,000
CSX Corp.	62,000	2,487,440
CVS Caremark Corp.	4,600	154,008
Cymer, Inc. (a)	1,000	34,210
Dell, Inc. (a)	16,000	214,080
Dendreon Corp. (a)	17,000	411,570
Dow Chemical Co.	11,000	232,870
eBay, Inc. (a)	24,000	510,000
EXCO Resources, Inc. (a)	5,000	68,700
Express Scripts, Inc. (a)	54,000	3,782,160
Exxon Mobil Corp.	47,000	3,308,330
First Solar, Inc. (a)	300	46,317
FMC Corp.	2,800	136,192
Ford Motor Co. (a)	74,000	592,000
Franklin Resources, Inc.	1,000	88,680
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	17,900	$ 1,079,370
General Cable Corp. (a)	10,000	387,700
Genworth Financial, Inc. Class A	215,000	1,483,500
Gilead Sciences, Inc. (a)	27,000	1,321,110
Globe Specialty Metals, Inc.	6,600	47,520
Goldman Sachs Group, Inc.	11,000	1,796,300
Google, Inc. Class A (a)	8,300	3,677,315
Harley-Davidson, Inc.	7,000	158,200
Henry Schein, Inc. (a)	2,000	102,760
Hewlett-Packard Co.	2,000	86,600
HLTH Corp. (a)	27,000	396,360
Illumina, Inc. (a)	3,000	108,420
ImmunoGen, Inc. (a)	18,500	160,765
Intel Corp.	26,000	500,500
James River Coal Co. (a)	7,000	129,990
Johnson & Johnson	47,000	2,861,830
JPMorgan Chase & Co.	81,300	3,142,245
Juniper Networks, Inc. (a)	5,000	130,650
Kansas City Southern (a)	18,000	365,580
Lam Research Corp. (a)	15,000	450,900
Las Vegas Sands Corp. (a)(e)	7,000	65,450
Life Technologies Corp. (a)	25,000	1,138,250
Lubrizol Corp.	2,000	115,860
Mako Surgical Corp. (a)	8,000	70,080
Manpower, Inc.	3,000	143,850
Marriott International, Inc. Class A	3,025	65,159
Massey Energy Co.	18,000	478,800
McGraw-Hill Companies, Inc.	3,000	94,050
McKesson Corp.	5,000	255,750
MetLife, Inc.	1,000	33,950
Micromet, Inc. (a)	25,000	160,750
Micron Technology, Inc. (a)	13,000	83,070
Microsoft Corp.	82,000	1,928,640
MKS Instruments, Inc. (a)	4,000	77,480
Molson Coors Brewing Co. Class B	4,000	180,840
Morgan Stanley	45,900	1,308,150
Occidental Petroleum Corp.	12,000	856,080
Oracle Corp.	63,000	1,394,190
Orthovita, Inc. (a)	8,000	52,080
Owens & Minor, Inc.	17,000	753,100
Owens-Illinois, Inc. (a)	12,000	407,280
Packaging Corp. of America	3,000	59,010
Common Stocks - continued
	Shares	Value
United States of America - continued
Palm, Inc. (a)	6,000	$ 94,380
Petrohawk Energy Corp. (a)	11,000	267,080
Pfizer, Inc.	44,100	702,513
Philip Morris International, Inc.	42,000	1,957,200
Procter & Gamble Co.	8,000	444,080
QUALCOMM, Inc.	67,100	3,100,691
Quidel Corp. (a)	12,000	179,160
Range Resources Corp.	23,000	1,067,430
Raytheon Co. warrants 6/16/11 (a)	112	1,243
Republic Services, Inc.	2,000	53,200
Riverbed Technology, Inc. (a)	19,000	380,190
Robert Half International, Inc.	2,000	49,580
Rock-Tenn Co. Class A	2,000	89,920
Rockwell Automation, Inc.	2,000	82,820
Ross Stores, Inc.	15,000	661,350
SandRidge Energy, Inc. (a)	13,000	121,550
Sempra Energy	2,000	104,860
Skyworks Solutions, Inc. (a)	8,000	96,640
Sohu.com, Inc. (a)	6,000	367,020
Southwestern Energy Co. (a)	29,000	1,201,470
Starbucks Corp. (a)	11,000	194,700
Starwood Hotels & Resorts Worldwide, Inc.	2,000	47,220
State Street Corp.	3,900	196,170
Temple-Inland, Inc.	250,000	3,915,000
Tenneco, Inc. (a)	62,300	1,007,391
Teradyne, Inc. (a)	75,000	591,000
Terra Industries, Inc.	5,000	145,800
The Coca-Cola Co.	34,200	1,704,528
The Travelers Companies, Inc.	1,000	43,070
The Walt Disney Co.	20,000	502,400
Thermo Fisher Scientific, Inc. (a)	14,000	633,920
Tim Hortons, Inc.	2,200	59,598
TJX Companies, Inc.	49,000	1,775,270
U.S. Bancorp, Delaware	12,400	253,084
Union Pacific Corp.	87,100	5,009,992
United Therapeutics Corp. (a)	3,000	277,860
VF Corp.	1,000	64,690
Virgin Media, Inc.	18,200	190,190
Visa, Inc. Class A	26,000	1,701,960
W.W. Grainger, Inc.	1,000	89,910
Wells Fargo & Co.	10,900	266,614
Western Digital Corp. (a)	8,000	242,000
Common Stocks - continued
	Shares	Value
United States of America - continued
WMS Industries, Inc. (a)	7,000	$ 253,120
Wyndham Worldwide Corp.	5,000	69,750
TOTAL UNITED STATES OF AMERICA		92,659,389
TOTAL COMMON STOCKS (Cost $186,534,252)		209,469,666
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $186,009)	168,100	189,392
Corporate Bonds - 17.8%
		Principal Amount (d)
Convertible Bonds - 0.6%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	433,625
United States of America - 0.5%
Hertz Global Holdings, Inc. 5.25% 6/1/14		300,000	396,879
Johnson Controls, Inc. 6.5% 9/30/12		280,000	669,223
Micron Technology, Inc. 4.25% 10/15/13		140,000	200,375
Sunpower Corp. 4.75% 4/15/14		230,000	305,670
TOTAL UNITED STATES OF AMERICA			1,572,147
TOTAL CONVERTIBLE BONDS			2,005,772
Nonconvertible Bonds - 17.2%
Australia - 0.6%
Australia & New Zealand Banking Group Ltd. 0.7019% 4/28/15 (h)		200,000	183,614
Commonwealth Bank of Australia:
1.41% 3/17/15 (h)	EUR	100,000	131,110
5.5% 8/6/19	EUR	300,000	438,346
Didon Tunisia Pty. Ltd. 4.1294% 3/13/12 (f)(h)		100,000	80,000
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	303,767
National Australia Bank Ltd. 5.375% 12/8/14	GBP	150,000	259,013
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
St. George Bank Ltd. 1.522% 3/11/15 (h)	EUR	350,000	$ 464,542
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	528,585
TOTAL AUSTRALIA			2,388,977
Belgium - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	200,000	347,504
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	180,445
TOTAL BELGIUM			527,949
Bermuda - 0.1%
Holcim GB Finance Ltd. 8.75% 4/24/17	GBP	250,000	457,116
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(f)(h)		300,000	3,000
Northern Offshore Ltd. 5.1294% 6/14/10 (f)(h)		100,000	64,000
TOTAL BERMUDA			524,116
Canada - 0.6%
Nexen, Inc. 7.5% 7/30/39		300,000	321,950
Ontario Province 4.2% 3/8/18	CAD	1,800,000	1,687,791
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	250,000	330,081
TOTAL CANADA			2,339,822
Cayman Islands - 0.2%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	457,554
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	100,000	128,021
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	227,449
TOTAL CAYMAN ISLANDS			813,024
Cyprus - 0.0%
Remedial Cyprus PCL 5.8513% 3/28/12 (f)(h)		100,000	46,000
Denmark - 0.0%
DONG Energy A/S 4.875% 5/7/14	EUR	100,000	147,587
France - 1.6%
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	400,000	577,268
BNP Paribas SA:
0.8613% 11/23/15 (h)		200,000	189,248
8.667% (h)	EUR	100,000	140,558
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	46,195
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Compagnie de St. Gobain:
1.268% 4/11/12 (h)	EUR	175,000	$ 236,763
6% 5/20/13	EUR	50,000	75,483
Credit Agricole SA 5.875% 6/11/19	EUR	150,000	226,683
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	374,824
Credit Logement SA:
1.877% 12/2/49 (h)	EUR	150,000	131,479
4.604% (h)	EUR	250,000	236,235
EDF SA 6.95% 1/26/39 (f)		250,000	303,935
Electricite de France:
6.125% 6/2/34	GBP	100,000	177,038
6.875% 12/12/22	GBP	250,000	480,134
GDF Suez 6.375% 1/18/21	EUR	300,000	495,594
Lafarge SA:
7.625% 5/27/14	EUR	150,000	235,059
8.75% 5/30/17	GBP	250,000	441,186
Natixis SA 1.177% 1/26/17 (h)	EUR	100,000	111,225
Societe Generale 1.435% 6/7/17 (h)	EUR	100,000	124,055
Societe Generale SCF 4% 7/7/16	EUR	450,000	654,780
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	151,868
Veolia Environnement 6.125% 10/29/37	GBP	200,000	332,753
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	297,627
TOTAL FRANCE			6,039,990
Germany - 0.3%
Bayer AG 5.625% 5/23/18	GBP	150,000	254,261
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	279,930
Commerzbank AG 5.625% 11/29/17 (h)	EUR	100,000	126,414
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	200,000	271,695
TOTAL GERMANY			932,300
Hong Kong - 0.1%
Chong Hing Bank Ltd. 1.5544% 12/16/16 (h)		175,000	143,631
Dah Sing Bank Ltd. 1.4% 6/3/16 (h)		250,000	195,062
Hong Kong Mortgage Corp. Ltd. 3.5% 8/4/14 (g)		200,000	201,528
TOTAL HONG KONG			540,221
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
India - 0.1%
Export-Import Bank of India 1.0075% 6/7/12 (h)	JPY	40,000,000	$ 380,509
ICICI Bank Ltd. 1.05% 1/12/10 (Reg. S) (h)		125,000	122,875
TOTAL INDIA			503,384
Ireland - 0.3%
Allied Irish Banks PLC 5.25% 3/10/25 (h)	GBP	160,000	135,749
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	305,285	300,224
Bord Gais Eireann 5.75% 6/16/14	EUR	200,000	296,441
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	116,025
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	372,308
TOTAL IRELAND			1,220,747
Italy - 0.4%
Banca Italease SpA 1.572% 2/2/10 (h)	EUR	400,000	554,248
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	100,000	125,593
Intesa Sanpaolo SpA 6.375% 11/12/17 (h)	GBP	150,000	249,074
Telecom Italia SpA:
6.75% 3/21/13	EUR	150,000	235,361
8.25% 3/21/16	EUR	200,000	336,966
TOTAL ITALY			1,501,242
Japan - 0.2%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	208,720
Resona Bank Ltd. 4.125% (h)	EUR	450,000	493,721
TOTAL JAPAN			702,441
Korea (South) - 0.3%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	201,526
Kookmin Bank 5.875% 6/11/12		200,000	202,995
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	312,597
Shinhan Bank 6% 6/29/12		300,000	303,631
Woori Bank 7.63% 4/14/15 (f)		250,000	241,020
TOTAL KOREA (SOUTH)			1,261,769
Luxembourg - 0.7%
ArcelorMittal SA:
6.125% 6/1/18		300,000	289,754
8.25% 6/3/13	EUR	100,000	156,413
9% 2/15/15		250,000	278,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	100,000	$ 159,256
7.51% 7/31/13 (Reg S.)		200,000	202,816
Glencore Finance (Europe) SA:
6.5% 2/27/19	GBP	200,000	273,320
7.125% 4/23/15	EUR	150,000	202,619
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (h)		500,000	470,000
Russian Standard Finance SA 6.825% 9/16/09	EUR	150,000	210,046
Slavinvestbank LLC 9.875% 12/21/09 (Issued by Slavinvest Finance SA for Slavinvestbank LLC)		110,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		250,000	231,875
Wind Acquisition Finance SA 11.75% 7/15/17 (Reg. S)	EUR	150,000	220,201
TOTAL LUXEMBOURG			2,743,925
Netherlands - 1.8%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	145,997
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	487,296
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	322,748	155,109
CRH Finance BV 7.375% 5/28/14	EUR	300,000	464,218
Deutsche Telekom International Financial BV 6.5% 4/8/22	GBP	300,000	533,588
E.ON International Finance BV 6.75% 1/27/39	GBP	200,000	382,551
EnBW International Finance BV 6.125% 7/7/39	EUR	50,000	75,586
Eureko BV:
5.125% (h)	EUR	600,000	461,781
7.375% 6/16/14	EUR	290,000	444,821
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,028,019
Invitel Holdings NN 9.246% 4/15/13 (Reg. S) (h)	EUR	240,044	87,546
Media Nusantara Citra BV 10.75% 9/12/11		148,646	84,223
Rabobank Nederland:
1.046% 7/28/15 (h)	EUR	150,000	202,145
5.875% 5/20/19	EUR	350,000	539,513
11% (f)(h)		680,000	792,200
RWE Finance BV 6.625% 1/31/19	EUR	150,000	250,157
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	208,837
Volkswagen International Finance NV 5.625% 2/9/12	EUR	250,000	376,689
TOTAL NETHERLANDS			6,720,276
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Norway - 0.7%
Africa Offshore Services AS 6.6013% 6/29/12 (f)(h)		$ 100,000	$ 22,000
DDI Holding AS 9.3% 1/19/12 (k)		78,492	59,654
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	293,936
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,039,479
Petrolia Drilling ASA 12% 6/20/12 (f)	NOK	500,000	26,093
TOTAL NORWAY			2,441,162
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	181,108
Spain - 0.4%
Banco Santander SA 3.875% 5/27/14	EUR	300,000	437,040
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	481,535
Santander Issuances SA Unipersonal 1.302% 7/25/17 (h)	EUR	150,000	184,537
Telefonica Emisiones SAU:
5.431% 2/3/14	EUR	200,000	307,446
5.888% 1/31/14	GBP	100,000	176,339
TOTAL SPAIN			1,586,897
Sweden - 0.1%
Svenska Handelsbanken AB 0.7794% 3/15/16 (h)		200,000	173,084
Switzerland - 0.1%
UBS AG London Branch 6.625% 4/11/18	GBP	100,000	177,378
Thailand - 0.1%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	177,000
United Arab Emirates - 0.1%
Emirates Bank International PJSC 4.9913% 4/30/12 (h)		229,000	208,557
Nakheel Development Ltd. 3.1725% 12/14/09		150,000	127,868
TOTAL UNITED ARAB EMIRATES			336,425
United Kingdom - 3.6%
3i Group PLC 1.46% 6/8/12 (h)	EUR	400,000	436,708
Bank of Scotland 6.375% 8/16/19	GBP	400,000	518,625
Barclays Bank PLC:
0.8013% 6/27/16 (f)(h)		100,000	78,781
0.8613% 5/25/15 (h)		300,000	259,839
5.2% 7/10/14		300,000	311,125
6.75% 1/16/23 (h)	GBP	300,000	468,361
10% 5/21/21	GBP	180,000	364,826
14% (h)	GBP	100,000	209,442
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC 8.125% 11/15/13		$ 200,000	$ 223,884
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	216,473
Broadgate PLC 1.9615% 10/5/25 (h)	GBP	34,250	24,033
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	430,632
ENW Finance PLC 6.125% 7/21/21	GBP	250,000	412,167
G4S PLC 7.75% 5/13/19	GBP	100,000	179,400
HSBC Holdings PLC 6.5% 5/20/24	GBP	250,000	454,429
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	238,780
8.375% 2/17/16	EUR	600,000	1,001,806
Legal & General Group PLC:
4% 6/8/25 (h)	EUR	150,000	152,153
10% 7/23/41 (h)	GBP	100,000	179,266
Lloyds TSB Bank PLC:
4.385% (h)	EUR	200,000	142,525
6.35% (h)	EUR	50,000	42,480
6.375% 6/17/16	EUR	200,000	314,780
13% (h)	GBP	300,000	466,125
Marks & Spencer PLC 7.125% 12/1/37 (f)		200,000	158,936
Nationwide Building Society:
1.455% 12/22/16 (h)	EUR	150,000	158,440
3.375% 8/17/15 (h)	EUR	455,000	572,674
Northern Rock PLC 0.6037% 10/21/10 (h)		250,000	207,920
Old Mutual PLC 4.5% 1/18/17 (h)	EUR	50,000	46,170
Prudential PLC 6.125% 12/19/31	GBP	110,000	132,182
Rexam PLC 4.375% 3/15/13	EUR	250,000	344,465
Rolls-Royce PLC 6.75% 4/30/19	GBP	100,000	177,590
Royal Bank of Scotland PLC:
0.71% 4/11/16 (h)		250,000	190,606
5.75% 5/21/14	EUR	250,000	384,348
6.934% 4/9/18	EUR	300,000	416,069
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	260,957
Scottish Widows PLC 5.125% (h)	GBP	100,000	89,123
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	307,185
Tesco PLC 5.125% 2/24/15	EUR	150,000	227,596
UBS AG Jersey Branch:
0.66% 4/18/16 (h)		100,000	82,028
1.416% 11/17/15 (h)	EUR	350,000	439,925
UBS AG London Branch:
5.625% 5/19/14	EUR	300,000	448,503
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
UBS AG London Branch: - continued
6.25% 9/3/13	EUR	100,000	$ 151,934
6.375% 7/20/16	GBP	250,000	419,593
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		300,000	296,313
Unilever PLC 4.75% 6/16/17	GBP	100,000	166,790
Vodafone Group PLC:
0.94% 2/27/12 (h)		160,000	156,325
6.25% 1/15/16	EUR	200,000	319,678
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	171,669
TOTAL UNITED KINGDOM			13,453,659
United States of America - 4.6%
Altria Group, Inc.:
8.5% 11/10/13		210,000	242,590
9.25% 8/6/19		400,000	478,347
AT&T, Inc. 5.875% 4/28/17	GBP	200,000	350,259
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,416,141
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	295,682
7.375% 5/15/14		115,000	125,271
7.625% 6/1/19		285,000	309,118
BSP Finance BV 10.75% 11/1/11		100,000	43,567
Capital One Bank USA NA 8.8% 7/15/19		250,000	271,175
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	350,000	280,716
ConocoPhillips 6% 1/15/20		350,000	388,668
COX Communications, Inc. 8.375% 3/1/39 (f)		250,000	312,387
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	419,114
General Electric Capital Corp. 5.9% 5/13/14		160,000	170,161
General Electric Co. 5.25% 12/6/17		200,000	202,712
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	273,810
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	162,538
6.15% 4/1/18		200,000	213,713
HVB Funding Trust VIII 7.055% 3/28/49 (h)	EUR	800,000	743,981
John Deere Capital Corp. 7.5% 1/24/14	EUR	100,000	161,342
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	374,574
JPMorgan Chase Bank 5.375% 9/28/16	GBP	200,000	314,927
KeyBank NA:
1.362% 11/21/11 (h)	EUR	50,000	54,693
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
KeyBank NA: - continued
1.497% 2/9/12 (h)	EUR	220,000	$ 219,614
Lehman Brothers Holdings E-Capital Trust I 3.0187% 8/19/65 (c)(h)		350,000	35
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	211,062
Merck & Co., Inc. 5.85% 6/30/39		300,000	323,663
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	367,188
6.15% 4/25/13		500,000	513,569
6.75% 5/21/13	EUR	150,000	227,165
Morgan Stanley 1.269% 7/20/12 (h)	EUR	430,000	573,880
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	300,000	354,515
Pfizer, Inc.:
3.625% 6/3/13	EUR	150,000	218,799
5.35% 3/15/15		300,000	332,028
5.75% 6/3/21	EUR	150,000	236,465
6.2% 3/15/19		300,000	339,424
Plains All American Pipeline LP 8.75% 5/1/19		100,000	122,116
PPL Energy Supply LLC 6.5% 5/1/18		160,000	169,816
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	166,351
SES Global Americas Holdings GP 4.875% 7/9/14	EUR	150,000	218,903
SLM Corp. 1.477% 12/15/10 (h)	EUR	200,000	240,947
Sprint Capital Corp. 8.75% 3/15/32		325,000	279,906
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	378,617
8.25% 2/14/14		200,000	232,088
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	302,877
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	450,000	567,991
Verizon Wireless Capital LLC 5.55% 2/1/14 (Reg. S)		400,000	435,018
Wal-Mart Stores, Inc. 5.625% 3/27/34	GBP	200,000	340,669
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	753,467
Xerox Corp. 8.25% 5/15/14		100,000	108,957
Zurich Finance USA, Inc. 6.5% 10/14/15	EUR	250,000	403,125
TOTAL UNITED STATES OF AMERICA			17,243,741
TOTAL NONCONVERTIBLE BONDS			64,724,224
TOTAL CORPORATE BONDS (Cost $64,510,731)			66,729,996
Government Obligations - 18.5%
		Principal Amount (d)	Value
Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	$ 861,527
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	870,001
Germany - 2.7%
German Federal Republic:
4.25% 7/4/14	EUR	250,000	385,284
4.75% 7/4/40	EUR	2,825,000	4,546,372
5.625% 1/4/28	EUR	3,060,000	5,246,035
TOTAL GERMANY			10,177,691
Greece - 0.6%
Greek Government 4.6% 9/20/40	EUR	1,750,000	2,253,823
Italy - 1.2%
Italian Republic 3.5% 6/1/14	EUR	3,000,000	4,379,608
Japan - 11.2%
Japan Government:
0.8% 12/15/09	JPY	970,000,000	10,276,299
0.9% 6/20/13	JPY	110,000,000	1,177,120
1.3% 3/20/15	JPY	1,040,000,000	11,284,896
1.7% 12/20/16	JPY	316,600,000	3,506,393
1.9% 6/20/16	JPY	855,000,000	9,607,069
2.5% 9/20/36	JPY	350,000,000	3,859,470
2.5% 9/20/37	JPY	200,000,000	2,197,670
TOTAL JAPAN			41,908,917
United States of America - 2.4%
Federal Home Loan Bank 3.625% 10/18/13		300,000	312,711
U.S. Treasury Bonds 3.5% 2/15/39		2,300,000	1,987,706
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		3,062,961	3,123,265
U.S. Treasury Notes 2.75% 2/15/19		3,750,000	3,522,938
TOTAL UNITED STATES OF AMERICA			8,946,620
TOTAL GOVERNMENT OBLIGATIONS (Cost $63,159,243)			69,398,187
U.S. Government Agency - Mortgage Securities - 1.5%
		Principal Amount (d)	Value
Fannie Mae - 1.5%
5% 8/1/39 (g)		$ 3,100,000	$ 3,174,645
6% 8/1/39 (g)		2,250,000	2,358,163
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,503,490)			5,532,808
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 1.479% 2/25/15 (h)	EUR	100,000	88,366
Leek Finance PLC Series 2005-15X Class BA, 1.5688% 3/21/37 (h)	GBP	100,000	37,073
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.208% 1/30/40 (h)	EUR	50,000	61,998
Class D, 1.408% 1/30/40 (h)	EUR	100,000	121,146
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.208% 1/30/40 (h)	EUR	50,000	63,424
Class C, 1.408% 1/30/40 (h)	EUR	50,000	61,998
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.951% 3/10/17 (h)	EUR	100,000	23,787
Spirit Issuer PLC:
Class A2, 2.2713% 12/28/11 (h)	GBP	50,000	41,768
Class A5, 5.472% 12/28/34	GBP	150,000	157,881
TS Co.mit One GmbH Series 1 Class C, 1.445% 6/29/13 (Reg. S) (h)	EUR	78,654	56,051
Volkswagen Car Lease Series 9 Class B, 0.767% 10/21/13 (h)	EUR	250,000	344,858
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.8144% 10/25/45 (h)	GBP	70,098	9,369
TOTAL ASSET-BACKED SECURITIES (Cost $1,502,604)			1,067,719
Collateralized Mortgage Obligations - 0.1%
		Principal Amount (d)	Value
Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.536% 2/17/52 (h)	EUR	100,000	$ 100,419
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.248% 4/12/56 (h)	EUR	86,463	67,903
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.416% 7/15/40 (h)	EUR	150,000	174,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,729)			342,954
Commercial Mortgage Securities - 0.2%

France - 0.0%
Paris Prime Community Real Estate Series 2006-1 Class B, 1.194% 4/22/14 (f)(h)	EUR	72,109	66,803
Ireland - 0.1%
European Property Capital 4 PLC Class C, 1.2281% 7/20/14 (h)	GBP	41,701	24,646
German Residential Asset Note Distributor PLC Series 1 Class A, 1.209% 7/20/16 (h)	EUR	175,000	178,712
Rivoli Pan Europe PLC Series 2006-1 Class B 1.645% 8/3/18 (h)	EUR	100,000	75,900
TOTAL IRELAND			279,258
Japan - 0.0%
JLOC 37 LLC (Reg. S) Series X Class B1, 0.8163% 1/15/15 (h)	JPY	13,362,000	126,615
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.754% 7/22/43 (h)	EUR	100,000	60,131
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class B, 1.3281% 4/19/21 (h)	GBP	100,000	111,366
Class C, 1.5281% 4/19/21 (h)	GBP	50,000	51,582
London & Regional Debt Securitisation No. 1 PLC Class A, 1.2021% 10/15/14 (h)	GBP	100,000	131,632
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.6921% 10/15/31 (h)	GBP	49,239	20,566
Series 2007-2 Class D, 1.9421% 10/15/31 (h)	GBP	98,477	28,586
TOTAL UNITED KINGDOM			343,732
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,250,852)			876,539
Preferred Securities - 0.0%
	Principal Amount (d)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $570,169)	$ 650,000	$ 195,239
International Equity Central Funds - 4.2%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $10,692,031)	100,500	15,637,792
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.37% (j)	10,112,841	10,112,841
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(j)	69,000	69,000
TOTAL MONEY MARKET FUNDS (Cost $10,181,841)		10,181,841
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $344,540,951)		379,622,133
NET OTHER ASSETS - (1.1)%		(3,991,386)
NET ASSETS - 100%		$ 375,630,747
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,568 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,654 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 81,141
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 129,481
Fidelity Emerging Markets Equity Central Fund	176,309
Fidelity Securities Lending Cash Central Fund	35,603
Total	$ 341,393
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ -	$ 11,052,049	$ 495,252	$ 15,637,792	9.4%
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 92,659,389	$ 92,659,389	$ -	$ -
Japan	28,699,058	22,580,046	6,119,012	-
United Kingdom	17,641,551	14,020,571	3,620,980	-
Australia	10,508,363	8,841,338	1,667,025	-
Canada	10,076,685	10,076,685	-	-
Switzerland	7,899,987	6,460,141	1,439,846	-
France	7,471,785	6,323,414	1,148,371	-
Germany	5,386,096	3,455,169	1,930,927	-
Hong Kong	3,936,091	3,936,091	-	-
Other	25,380,053	23,068,586	2,311,467	-
Asset Backed Securities	1,067,719	-	693,733	373,986
Collateralized Mortgage Obligations	342,954	-	342,954	-
Commercial Mortgage Securities	876,539	-	709,190	167,349
Corporate Bonds	66,729,996	-	66,516,705	213,291
Equity Holdings	15,637,792	15,637,792	-	-
Government Obligations	69,398,187	-	69,398,187	-
Money Market Funds	10,181,841	10,181,841	-	-
Preferred Securities	195,239	-	195,239	-
U.S. Government Agency - Mortgage Securities	$ 5,532,808	$ -	$ 5,532,808	$ -
Total Investments in Securities:	$ 379,622,133	$ 217,241,063	$ 161,626,444	$ 754,626
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,425
Total Realized Gain (Loss)	(387)
Total Unrealized Gain (Loss)	(345,569)
Cost of Purchases	-
Proceeds of Sales	(8,459)
Amortization/Accretion	4,840
Transfer in/out of Level 3	880,776
Ending Balance	$ 754,626
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (269,355)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $349,492,911. Net unrealized appreciation aggregated $30,129,222, of which $47,262,549 related to appreciated investment securities and $17,133,327 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, preferred securities and government obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009